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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us                     VK-CE-MUNI-QTR-1     05/11                    Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—161.35%

Alabama—2.46%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	$2,150	$2,145,184
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (b)	5.25%	07/01/30	1,650	1,683,972
Gadsen (City of); Series 2003 B, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.25%	08/01/21	3,695	3,915,037
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,300	1,346,852
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,725	1,235,566
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,950	2,029,384

				12,355,997

Alaska—0.49%
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	855	858,480
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,645	1,599,696

				2,458,176

Arizona—4.10%
Arizona (State of) Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,340,426
Arizona (State of) Transportation Board; Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,847,033
Series 2008 B, Highway RB (a)	5.00%	07/01/26	2,545	2,746,971
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	464,410
Series 2010, RB	5.13%	05/15/40	1,100	1,019,590
Glendale (City of) Industrial Development Authority; Series 2005, Ref. RB	5.00%	12/01/35	1,090	903,675
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (b)	5.25%	01/01/32	1,035	1,007,655
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,150	2,332,836
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,225	1,264,323
Navajo (County of) Pollution Control Corp.; Series 2009 C, PCR (c)(d)	5.50%	06/01/14	625	670,775
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	715	803,303
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	640	576,288
Series 2009, Education RB	7.13%	01/01/45	610	552,105
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,300	2,030,992
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	2,050	2,207,194
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	771,795

				20,539,371

California—15.51%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, CAB Sub. Lease RB (INS-AGM) (b)(f)	0.00%	09/01/20	4,000	2,408,520
Bay Area Government Association; Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	2,100	1,562,337
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	2,000	2,008,480
Series 2009 F-1, Toll Bridge RB (a)	5.00%	04/01/34	2,500	2,536,250
Series 2009 F-1, Toll Bridge RB (a)	5.13%	04/01/39	4,000	4,051,720
Bay Area Toll Authority; Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,000	4,016,960
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	$800	$299,296
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water RB (a)	5.00%	12/01/24	775	854,608
Series 2008 AE, Water RB (a)	5.00%	12/01/25	975	1,064,915
Series 2008 AE, Water RB (a)	5.00%	12/01/26	975	1,057,856
Series 2008 AE, Water RB (a)	5.00%	12/01/27	575	620,178
Series 2008 AE, Water RB (a)	5.00%	12/01/28	975	1,045,395
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,033,540
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,042,440
California (State of) Housing Finance Agency (Home Mortgage); Series 2007 G, RB (e)	4.95%	08/01/23	3,000	2,849,700
Series 2007 G, RB (e)	5.05%	02/01/29	1,610	1,438,197
Series 2008 K, RB (e)	5.30%	08/01/23	3,150	3,088,921
Series 2008 K, RB (e)	5.45%	08/01/28	3,700	3,501,643
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,000	1,002,560
California (State of) Public Works Board (UCLA Replacement Hospitals); Series 2002 A, RB (INS-AGM) (b)	5.38%	10/01/20	1,995	2,080,725
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,709,514
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,478,113
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (g)	0.08%	08/15/47	1,000	1,000,000
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,234,123
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	1,900	2,187,850
California State University (Systemwide); Series 2002 A, RB (INS-AMBAC) (b)	5.00%	11/01/23	5,000	5,184,500
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	435	365,557
Golden State Tobacco Securitization Corp.; Series 2005 A, Asset-Backed RB (INS-FGIC) (b)	5.00%	06/01/35	5,000	4,379,800
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,402,320
Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,026,570
Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,320,420
Metropolitan Water District of Southern California; Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,601,475
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (h)	5.50%	03/01/18	130	123,020
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,125	1,125,765
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,199,789
San Bernadino (City of) Joint Powers Financing Authority (Central City Merged Project); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (b)	5.75%	07/01/20	1,375	1,281,775
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2008 A-4, Ref. RB (c)(d)(e)	6.50%	05/01/12	1,200	1,259,856
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,200	2,071,616
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	6,600	4,092,396
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,159,388

				77,768,088

Colorado—3.07%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,875	4,782,083
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	896,780
Series 2005, RB	5.00%	06/01/35	3,700	3,161,576
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (d)(i)	6.50%	11/15/11	$1,125	$1,167,750
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.25%	07/01/27	350	290,822
Series 2007 A, RB	5.30%	07/01/37	425	316,642
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,469,566
Jefferson (County of); Series 1980, Residential Mortgage RB (j)	9.00%	09/01/12	100	110,571
Series 1980, Residential Mortgage RB (j)	11.50%	09/01/11	220	226,083
Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	955	764,506
Platte River Power Authority; Series 2009 HH, Power RB	5.00%	06/01/26	1,000	1,089,670
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,106,820

				15,382,869

Connecticut—1.41%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(e)	6.60%	07/01/24	2,840	2,730,774
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (e)	5.50%	04/01/21	1,200	1,238,544
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,650	1,629,441
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,450	1,453,944

				7,052,703

District of Columbia—3.01%
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,540,304
Series 2009, Hospital RB	6.50%	10/01/29	700	754,957
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (b)	5.50%	10/01/41	4,000	4,221,440
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	775	810,503
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	1,575	1,609,319
Metropolitan Washington D.C. Airports Authority; Series 2002 A, RB (INS-NATL/FGIC) (b)(e)	5.13%	10/01/26	5,000	5,149,200

				15,085,723

Florida—13.49%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	931,920
Series 2007, IDR	5.88%	11/15/36	1,000	769,070
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,305	1,186,689
Brevard (County of) Health Facilities Authority (Health First Inc. Project); Series 2001, Health Care Facilities RB (INS-NATL) (b)	5.13%	04/01/31	3,380	3,188,895
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,358,510
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	5,000	5,315,450
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC)	5.95%	07/01/20	350	363,759
Florida (State of) Department of Transportation; Series 2004 A, Turnpike RB (a)	5.00%	07/01/29	5,000	5,136,200
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,650	1,626,982
Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	400	352,852
Series 2007 A, Special Obligation RB (h)	5.75%	10/01/22	500	487,775
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 E, RB (INS-FGIC) (b)(c)(d)	5.63%	12/01/18	1,895	1,917,077
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.38%	10/01/33	$975	$971,159
Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.50%	10/01/38	2,175	2,131,152
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.00%	03/15/12	800	822,576
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	800	857,000
Hillsborough (County of); Series 2006 A, Solid Waste & Resources Recovery RB (INS-BHAC) (b)(e)	4.50%	09/01/34	3,000	2,650,080
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital RB	5.00%	11/15/26	5,000	4,868,650
Series 2006, Ref. Hospital RB	5.00%	11/15/32	5,000	4,657,450
Miami Beach (City of); Series 2000, Stormwater RB (INS-NATL/FGIC) (b)	5.25%	09/01/25	1,515	1,527,150
Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS-AGC/FGIC) (b)(e)	5.38%	10/01/32	2,700	2,667,708
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,195,538
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	652,742
Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS-NATL/FGIC) (b)(e)	5.38%	10/01/25	2,000	2,026,800
Miami-Dade (County of); Series 2002 A, Aviation RB (INS-AGM) (b)(e)	5.13%	10/01/35	5,000	4,614,450
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	565	552,570
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	930	853,563
Series 2007, First Mortgage RB	5.50%	07/01/32	700	565,418
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB (l)	6.13%	05/01/35	130	79,440
Series 2010 B, Capital Improvement RB (l)	5.13%	05/01/17	295	246,054
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,002,078
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,600	2,940,210
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (b)	5.00%	07/01/33	1,400	1,174,208
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)(d)	5.35%	05/01/18	3,250	3,502,330
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	590	289,082
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	885	636,138
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	800	697,040
Tolomato Community Development District; Series 2007, Special Assessment RB	6.55%	05/01/27	200	130,798
Series 2007, Special Assessment RB	6.65%	05/01/40	1,125	679,298
Volusia (County of) Educational Facility Authority (Embry-Riddle Aeronautical University); Series 1999 A, RB	5.75%	10/15/29	1,000	1,000,730

				67,626,592

Georgia—2.78%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	370	376,327
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	675	686,542
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	208,723
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	3,500	3,507,280
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,313,904
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,414,894
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,299,984
Augusta-Richmond (County of); Series 2005 B, Airport Passenger Facility Charge RB (e)	5.35%	01/01/28	1,000	903,820
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(d)	2.50%	01/01/13	$1,710	$1,744,833
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc); Series 2010, RAC	6.00%	09/01/30	1,000	968,860
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	1,500	1,528,065

				13,953,232

Guam—0.10%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS-AMBAC) (b)	5.25%	10/01/34	550	479,842

Hawaii—0.58%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	929,520
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	1,994,138

				2,923,658

Idaho—0.78%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	750	844,073
Series 2008 A, RB	6.75%	11/01/37	1,000	1,087,910
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	820	681,420
University of Idaho (The); Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,160	1,283,830

				3,897,233

Illinois—16.84%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,000	836,810
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,324,900
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	725	674,214
Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	725	705,896
Chicago (City of) (O’Hare International Airport); Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (b)(e)	5.38%	01/01/32	5,000	4,772,250
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	3,500	3,658,340
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	11,500	11,923,085
Series 2008 A, Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,003,160
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,800	3,772,602
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	3,975	3,946,340
Chicago (City of); Series 2000 C, Ref. Unlimited Tax Go Bonds (INS-NATL/FGIC) (b)	5.50%	01/01/40	465	465,019
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds (g)	0.30%	01/01/42	1,000	1,000,000
Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	3,100	3,175,175
Series 2011, Tax Increment COP	7.13%	05/01/21	610	616,850
Series 2011, Tax Increment COP	7.13%	05/01/21	410	414,604
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (h)	5.50%	03/01/17	982	624,866
Deerfield (Village of) (Chicagoland Jewish High School); Series 2006, Educational Facility RB (k)	6.00%	05/01/41	1,000	523,000
Gilberts (Village of) Special Service Area No. 19 (The Conservancy Project); Series 2006 1, Special Tax RB (k)	5.38%	03/01/16	1,000	450,400
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	900	920,979
Illinois (State of) Developement Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB	7.38%	07/01/25	2,145	2,071,233
Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, Hospital RB (INS-AGM) (b)	6.75%	04/15/12	375	395,190
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.10%	08/15/31	2,765	2,187,530
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	1,125	1,174,883
Illinois (State of) Finance Authority (Landing at Plymoth Place); Series 2005 A, RB	6.00%	05/15/25	1,000	890,560
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (a)	5.38%	08/15/24	$2,200	$2,390,454
Series 2009 A, RB (a)	5.75%	08/15/30	1,400	1,478,526
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,348,870
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, (TEMPS-65sm) RB	7.00%	11/15/15	1,700	1,681,436
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,294,725
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	916,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,058,734
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	3,500	3,118,360
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,350	1,091,273
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,370	2,393,747
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (b)	5.25%	06/15/42	2,675	2,605,022
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,265	2,213,381
Lake (County of) Community Unit School District No.116 Round Lake; Series 1996, Unlimited Tax GO Bonds (j)	7.60%	02/01/14	250	295,425
Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005, Special Tax RB	5.25%	03/01/15	130	124,821
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	3,780,240
United (City of) & Yorkville (City of) (Raintree Village); Series 2005, Special Tax RB	6.25%	03/01/35	982	532,509
United (City of) & Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax Bonds	6.00%	03/01/36	950	714,628
Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	847	658,788
Will (County of) School District No. 161; Series 1999, CAB Unlimited Tax GO Bonds (f)(j)	0.00%	01/01/16	675	622,910
Series 1999, CAB Unlimited Tax GO Bonds (f)(j)	0.00%	01/01/19	425	346,528
Series 1999, CAB Unlimited Tax GO Bonds (INS-NATL/FGIC) (b)(f)	0.00%	01/01/16	1,335	1,095,541
Series 1999, CAB Unlimited Tax GO Bonds (INS-NATL/FGIC) (b)(f)	0.00%	01/01/19	990	654,608
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	525	462,761

				84,407,493

Indiana—2.89%
Allen (County of) Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB (d)(i)	5.50%	01/01/12	1,000	1,040,660
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	700	699,958
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (a)	5.00%	11/15/36	5,600	5,489,232
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,552,176
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,753,296
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, VRD Economic Development RB (c)(d)(e)	1.85%	09/01/11	2,030	2,030,000
Petersburg (City of) (Indianapolis Power & Light Company); Series 1995, PCR (e)	5.95%	12/01/29	1,500	1,522,470
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (h)	5.75%	09/01/42	500	396,945

				14,484,737

Iowa—0.24%
Pottawattamie (County of) (Christian Homes Incorporated); Series 2007 E, Ref. RB	5.75%	05/15/26	1,300	1,227,746

Kansas—0.75%
Cowley (County of) Unified School District No.465 Winfield; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/22	70	75,143
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—(continued)
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	$3,500	$3,696,420

				3,771,563

Kentucky—2.01%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGL) (b)	5.75%	12/01/28	1,500	1,575,240
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,600	1,597,616
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGL) (b)	5.25%	02/01/24	1,610	1,761,903
Series 2009, Ref. RB (INS-AGL) (b)	5.25%	02/01/25	1,815	1,958,948
Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,187,948

				10,081,655

Louisiana—2.98%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	989	494,500
Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (b)	6.75%	06/01/26	2,000	2,324,040
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,155,060
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,000	2,090,720
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corporation Garage Project); Series 2001 A, RB (INS-AMBAC) (b)	5.20%	10/01/19	1,675	1,677,781
Lousiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98, Cost $4,964,138)	5.75%	10/30/18	4,964	4,826,879
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,365,401

				14,934,381

Maryland—1.10%
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	765	738,378
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/27	500	399,150
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,225,742
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (b)(e)	5.13%	03/01/24	1,700	1,724,616
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,052,449
Prince George’s (County of) (National Harbor); Series 2004, Special Obligation RB	5.20%	07/01/34	425	367,570

				5,507,905

Massachusetts—4.53%
Massachusetts (State of) Development Finance Agency (Boston Architectural Center); Series 1998, RB (INS-ACA) (b)	6.10%	09/01/18	530	525,665
Series 1998, RB (INS-ACA) (b)	6.25%	09/01/28	1,000	885,280
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/35	500	281,125
Series 2007 A, RB	5.75%	11/15/42	500	268,655
Massachusetts (State of) Development Finance Agency (M/SBRC Project); Series 2002 A, RB (INS-NATL) (b)	5.13%	02/01/34	2,765	2,599,017
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	825	885,596
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	910	903,521
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,800	1,814,454
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (a)	5.00%	10/01/38	$4,500	$4,679,100
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	775,582
Massachusetts (State of) Health & Educational Facilities Authority (Partner HealthCare System); Series 2001 C, RB (d)(i)	5.75%	07/01/11	465	471,812
Massachusetts (State of) School Building Authority; Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	2,650	2,743,704
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	4,670	4,532,235
Massachusetts (State of) Water Resources Authority; Series 2009 B, RB	5.00%	08/01/22	1,200	1,368,360

				22,734,106

Michigan—1.79%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (b)	7.00%	07/01/27	2,715	3,173,564
Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (g)	0.15%	03/01/49	1,000	1,000,000
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS-NATL) (b)(e)	5.30%	10/01/37	105	103,526
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (c)(d)	5.25%	01/15/14	875	957,836
Series 2008 A, RB (c)(d)	5.50%	01/15/15	400	450,464
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SYNCORA) (b)(e)	5.45%	12/15/32	1,500	1,463,760
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	1,823,140

				8,972,290

Minnesota—1.17%
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	375	327,660
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	1,850	2,069,577
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,200	1,309,176
North Oaks (City of) (Presbyterian Homes of North Oaks); Series 2007, Sr. Housing RB	6.00%	10/01/33	500	467,915
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,689,383

				5,863,711

Mississippi—0.50%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (g)	0.11%	12/01/30	500	500,000
Series 2007 B, VRD Gulf Opportunity Zone IDR (g)	0.11%	12/01/30	2,000	2,000,000

				2,500,000

Missouri—3.51%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Care Facilities RB	5.63%	06/01/27	160	155,806
Carthage (City of); Series 2005, Hospital RB	5.88%	04/01/30	1,000	799,400
Series 2005, Hospital RB	6.00%	04/01/38	2,250	1,710,045
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,115,257
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. Improvement IDR	6.10%	06/01/20	1,400	1,325,828
Series 1999, Ref. Improvement IDR	6.20%	06/01/29	1,000	871,750
Fenton (City of) (Gravois Bluffs); Series 2001, Ref. Improvement Tax Increment Allocation RB (d)(i)	7.00%	10/01/11	385	397,051
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,599,310
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,700	1,712,189
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	$775	$741,876
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (g)	0.13%	08/01/41	1,700	1,700,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Facilities); Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,099,920
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2010, RB	5.50%	02/01/42	1,000	888,180
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2008 A-2, VRD RB (LOC-Wells Fargo Bank, N.A.) (g)	0.12%	10/01/35	1,000	1,000,000
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation RB	5.75%	11/01/27	625	562,931
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	616,930
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,304,730

				17,601,203

Nebraska—0.53%
Omaha (City of) Public Power District; Series 2006 A, Electricity RB (a)	5.00%	02/01/34	2,620	2,659,981

Nevada—2.88%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	4,000	3,650,760
Nevada (State of) (Capital Improvement & Cultural Affairs); Series 2008 C, Limited Tax GO Bonds (a)	5.00%	06/01/22	2,860	3,127,639
Series 2008 C, Limited Tax GO Bonds (a)	5.00%	06/01/23	2,220	2,407,657
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	2,672,200
Reno (City of); Series 2002, RB (INS-NATL/FGIC) (b)(d)(i)	5.13%	06/01/12	1,570	1,645,925
Series 2002, RB (INS-NATL/FGIC) (b)	5.13%	06/01/26	930	912,832

				14,417,013

New Hampshire—0.30%
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 1997, PCR (c)(d)(e)	7.13%	02/01/12	700	725,914
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	500	517,645
New Hampshire (State of) Health & Education Facilities Authority (Health Care System-Covenant Health); Series 2004, RB	5.50%	07/01/34	250	243,300

				1,486,859

New Jersey—6.84%
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill Project); Series 2002, Special Assessment Ref. RB	5.75%	04/01/31	1,000	919,250
New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD RB (g)	0.10%	07/01/26	500	500,000
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,650	1,533,856
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	25,000	29,469,500
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, RB	5.75%	06/15/18	1,000	1,149,570
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (INS-FSA) (b)	6.50%	01/01/16	580	696,708

				34,268,884

New Mexico—1.21%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)(d)	5.20%	06/01/20	1,000	1,009,450
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,002,140
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,579,035
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	1,350	1,463,927

				6,054,552

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—14.98%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, RB	6.25%	07/15/40	$1,370	$1,378,494
Series 2009, RB	6.38%	07/15/43	570	578,430
Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-NATL) (b)	5.25%	11/15/31	3,000	3,012,630
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	1,000	1,065,630
Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/30	1,500	1,570,305
Series 2010 D, Transportation RB	5.25%	11/15/26	2,500	2,653,925
Nassau (County of) Industrial Development Authority (Cold Spring Harbor Labratory Project); Series 1999, VRD Civic Facilities Ref. IDR (g)	0.10%	01/01/34	2,240	2,240,000
New York (City of) Housing Development Corp.; Series 2007 E1, Multifamily Housing RB (e)	5.35%	11/01/37	1,600	1,593,200
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,010,880
New York (City of) Municipal Water Finance Authority; Series 2005 D, RB (a)	5.00%	06/15/38	8,800	8,874,976
Series 2005 D, RB (a)	5.00%	06/15/39	2,500	2,520,400
Series 2008 AA, Water & Sewer RB (a)	5.00%	06/15/22	2,500	2,795,275
New York (City of); Series 1993 A-1, Sub. Unlimited Tax GO Bonds	5.75%	08/01/12	85	85,363
New YorK (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	3,000	3,084,930
New York (City of); Series 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	4,775	5,078,451
New York (State of) Dormitory Authority (City University System Consolidated); Series 1995 A, RB	5.63%	07/01/16	6,800	7,581,252
New York (State of) Dormitory Authority (School District Financing Program); Series 2009 C, RB (INS-AGL) (b)	5.00%	10/01/23	3,000	3,283,650
New York (State of) Mortgage Agency (Homeowners Mortgage Agency); Series 2007 145, RB (e)	5.13%	10/01/37	1,000	965,600
New York (State of) Thruway Authority; Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	1,800	1,952,568
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	2,000	2,158,280
New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	400	401,752
New York City (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (h)(k)	6.13%	02/15/19	1,000	10
New York City (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	3,400	3,512,948
New York City (City of); Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (g)	0.10%	08/01/17	1,500	1,500,000
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	2,050	2,063,571
Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB (a)	5.00%	10/01/35	9,900	10,105,920
Triborough Bridge & Tunnel Authority; Series 2002 A, RB	5.00%	01/01/27	3,000	3,017,100

				75,085,540

North Carolina—2.73%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	4,300	4,459,057
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	659,768
North Carolina (State of) Municipal Power Agency No. 1 (Indexed Caps); Series 1992, Electric RB (INS-NATL) (b)	6.00%	01/01/12	8,300	8,568,256

				13,687,081

North Dakota—0.80%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	1,500	1,150,140
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	985,130
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	2,000	1,888,400

				4,023,670

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—8.84%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	$300	$240,966
Cleveland (City of) Series 2005, Ref. GO (INS-AGM/AMBAC) (b)	5.50%	10/01/19	1,825	2,175,893
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	400	352,908
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	800	806,504
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital RB (INS-AGM) (b)	5.00%	04/01/24	1,475	1,528,705
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,037,360
Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,567,150
Montgomery (County of) (Kettering Medical Center); Series 1996, RB (INS-NATL) (b)	6.25%	04/01/20	2,270	2,642,552
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	1,550	1,621,579
Series 2009 A, RB	6.25%	11/15/39	1,000	1,037,910
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (a)	5.13%	01/01/28	4,000	4,125,240
Series 2009 B, Hospital RB (a)	5.50%	01/01/34	1,000	1,027,380
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC/FGIC) (a)(b)	4.80%	09/01/36	8,000	7,648,720
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	2,000	2,013,320
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,700	2,923,776
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	1,000	1,013,400
Ohio (State of) Bulding Authority (Facilities Administration Building Projects); Series 2002 A, RB (d)(i)	5.00%	04/01/12	1,250	1,299,450
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,585	1,499,553
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	2,000	2,063,080
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.30%	09/01/28	1,865	1,881,673
Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.40%	03/01/33	1,590	1,606,870
Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	1,535	1,576,614
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	2,375	2,617,725

				44,308,328

Oklahoma—0.31%
Kay (County of) Home Finance Authority (Single Family Mortgage); Series 1992 A, Ref. RB (j)	7.00%	11/01/11	1,240	1,274,534
Oklahoma (State of) Housing Finance Agency; Series 1991 B, Mortgage Single Family RB (INS-GNMA) (b)(e)	8.00%	08/01/18	305	306,482

				1,581,016

Pennsylvania—2.25%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,005,160
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	1,813,113
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. Turnpike RB (INS-AGL) (b)	5.00%	06/01/39	1,825	1,775,415
Sub-Series 2010 B-2, Conv. Sub. CAB RB (l)	5.75%	12/01/28	2,250	1,819,800
Sub-Series 2010 B-2, Conv. Sub. CAB RB (l)	6.00%	12/01/34	1,400	1,122,772
Philadelphia (City of) Industrial Development Authority (Philadelphia Aiport System); Series 2001 A, Airport RB (INS-NATL/FGIC) (b)(e)	5.13%	07/01/19	1,000	1,010,790
Pittsburgh (City of); Series 2001, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	09/01/17	2,675	2,720,715

				11,267,765

Puerto Rico—3.19%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,443,045
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (d)(i)	5.25%	07/01/14	$65	$73,738
Puerto Rico Electric Power Authority; Series 2010 CCC, Power RB	5.25%	07/01/27	2,100	2,084,145
Series 2010 XX, RB	5.25%	07/01/40	2,100	1,986,348
Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2009 A, RB (c)(d)(i)	5.00%	08/01/11	2,825	2,847,798
First Sub. Series 2010 A, RB	5.38%	08/01/39	2,000	1,953,040
First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	3,500	3,346,805
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,300	2,282,842

				16,017,761

Rhode Island—0.24%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	1,375	1,197,144

South Carolina—2.90%
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB (a)	5.25%	12/01/25	1,000	1,046,610
Series 2005, RB (a)	5.25%	12/01/26	3,000	3,111,150
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (b)	5.20%	11/01/27	2,500	2,572,325
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,960	1,967,252
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	930,290
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	728,937
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	757,280
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	725	289,782
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 A, Ref. RB	5.00%	01/01/33	3,000	3,132,330

				14,535,956

Tennessee—2.18%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB (d)(i)	8.00%	07/01/12	400	438,180
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB (d)(i)	7.50%	07/01/12	4,000	4,361,360
Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	2,225	1,996,804
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,377,030
Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,650	2,738,696

				10,912,070

Texas—16.51%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,575	1,625,809
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,225	1,356,112
Series 2009, Ref. & Improvement RB (INS-AGL) (b)	5.00%	08/15/19	1,440	1,580,875
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	670	707,808
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2001 A, Ref. Improvement Airport RB (INS-BHAC/FGIC) (b)(e)	5.50%	11/01/31	1,000	1,001,020
Series 2002 C, Joint Airport RB (INS-NATL) (b)(e)	5.75%	11/01/18	700	702,422
Series 2002 C, Joint Airport RB (INS-NATL) (b)(e)	6.00%	11/01/23	1,325	1,329,850
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	$5,250	$5,340,143
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	825	910,627
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,036,930
Houston (City of); Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (b)(e)	5.63%	07/01/30	1,000	1,000,210
Series 2007 A, Ref. Utility System RB (INS-AGM) (b)	5.00%	11/15/36	2,750	2,800,792
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	3,320	3,359,774
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,572,320
Lubbock (City of) Health Facilities Development Corp. (Saint Josept Health System); Series 2008 B, VRD Ref. (LOC-Wachovia Bank N.A.) (g)	0.11%	07/01/23	4,025	4,025,000
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/32	1,100	925,089
Series 2007, Health System RB	5.50%	02/15/37	1,250	1,010,038
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Company); Series 2008, Ref. PCR (c)(d)	1.13%	06/01/12	1,850	1,849,870
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(d)	5.60%	03/01/14	1,250	1,259,950
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,180	1,266,482
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500	1,618,245
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (b)	5.25%	08/15/32	2,400	2,415,672
North Texas Tollway Authority (Special Projects System); Series 2011 A, RB	5.50%	09/01/36	2,895	3,060,912
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,044,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,080,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,335,937
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	2,871,546
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,550	1,654,284
Port Freeport (City of) (The Dow Chemical Co.); Series 1991, Ref. RB	5.25%	10/01/11	1,000	1,000,980
San Antonio (City of) Higher Educational Facilities Corp. (Trinity University); Series 2002, Ref. VRD RB (g)	0.13%	06/01/33	5,000	5,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	914,220
Series 2007, Retirement Facility RB	5.75%	11/15/37	1,965	1,696,090
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,079,250
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	374,108
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,200	1,162,980
Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (b)	6.25%	07/01/28	3,300	3,524,268
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	04/01/28	5,750	6,166,933
Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB	4.55%	04/01/12	1,000	1,009,000
Texas (State of) Municipal Power Agency; Series 1993, RB (f)(j)	0.00%	09/01/15	80	75,150
Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (b)(f)	5.50%	09/01/13	100	100,969
Texas A & M University; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,724,875
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,629,236
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	$3,000	$2,546,460

				82,747,036

Utah—0.13%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	670,696

Vermont—0.16%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	789,960

Virgin Islands—0.35%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,775	1,763,214

Virginia—1.05%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	707,076
Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB	5.50%	06/01/26	2,590	2,880,468
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,638	1,663,799

				5,251,343

Washington—1.60%
Bellevue Convention Center Authority; Series 1994, Ref. RB (INS-NATL) (b)(f)	0.00%	02/01/24	5,000	2,710,450
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,525	1,649,394
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,350	1,193,414
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	1,025	1,049,364
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (h)	6.00%	01/01/27	1,545	1,424,459

				8,027,081

West Virginia—1.46%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	3,500	3,162,600
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.00%	10/01/20	1,000	981,730
Series 2008, Hospital RB	6.25%	10/01/23	1,100	1,070,894
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,060	1,069,550
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	1,020	1,020,653

				7,305,427

Wisconsin—2.67%
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	450	460,633
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	410	396,478
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,000	1,102,320
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System Corporation); Series 1999, RB (INS-AMBAC) (b)	5.50%	08/15/25	5,000	5,002,700
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,380,951
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (a)(e)	5.30%	09/01/23	2,545	2,630,843
Series 2008 A, Home Ownership RB (a)(e)	5.50%	09/01/28	1,275	1,291,001
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	1,010	1,115,808

				13,380,734

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming—1.15%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB	5.60%	12/01/35	$1,000	$977,980
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR (e)	5.25%	07/15/26	1,200	1,266,264
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (g)	0.08%	08/15/20	3,500	3,500,000

				5,744,244

TOTAL INVESTMENTS (m)—161.35% (Cost $814,681,539)				808,793,629

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(20.68)%
Notes with interest rates ranging from 0.18% to 0.43% at 05/31/11 and contractual maturities of collateral ranging from 06/01/22 to 10/01/41 (See Note 1E) (n)				(103,680,000)

OTHER ASSETS LESS LIABILITIES—1.47%				7,389,887

PREFERRED SHARES—(42.14)%				(211,250,000)

NET ASSETS—100.00%				$501,253,510

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTN	— Medium-Term Notes

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAC	— Revenue Anticipation Certificates

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SYNCORA	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $4,988,962, which represented 1.00% of the Trust’s Net Assets.

(i)	Advance refunded.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $1,756,983, which represented 0.35% of the Trust’s Net Assets

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligation.

Entities	Percentage
National Public Finance Guarantee Corp.	12.56%
Assured Guaranty Municipal Corp.	7.49

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $178,509,879 are held by Dealer Trusts and serve as collateral for the $103,680,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
Invesco Van Kampen Municipal Trust

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco Van Kampen Municipal Trust

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$808,793,629	$—	$808,793,629
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $56,920,826 and $55,666,502, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,613,850
Aggregate unrealized (depreciation) of investment securities	(33,417,471)

Net unrealized (depreciation) of investment securities	$(4,803,621)

Cost of investments for tax purposes is $813,597,250.
Invesco Van Kampen Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.